SCHEDULE OF PREPAID EXPENSE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses
Prepaid inventory		$ 5,318,939	$ 6,110,321
Prepaid advertising		612,292	1,931,628
Other		435,137	424,464
Total prepaid expenses	$ 6,325,183	$ 6,366,368	$ 8,466,413